ORGANIZATION AND BASIS OF PRESENTATION - Schedule of Assets Liabilities Results of Variable Interest Entities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,648,764	$ 362,879	¥ 2,255,287		¥ 3,419,166
Restricted cash	81,337	11,143	234,194
Accounts receivable, net of allowance for credit losses of RMB20,606 and RMBXX (US$XX) as of December 31, 2023 and 2024, respectively	1,468,663	201,206	1,529,915
Allowanace for doubtful debt on accounts receivable current	57,612	7,893	24,743	$ 3,390	¥ 47,962	¥ 32,265
Prepayments and other assets	2,233,074	305,930	1,812,692
Amounts due from	318,526	43,638	266,036
Total current assets	6,840,786	937,184	6,098,124
Non-current assets:
Property and equipment, net	4,630,052	634,315	2,186,145
Intangible assets, net	694,880	95,198	834,478
Prepayments and other assets	449,983	61,647	870,781
Goodwill	4,605,724	630,982	4,605,724
Equity investments	234,182	32,083	259,930
Amounts due from related parties	¥ 0	$ 0	¥ 56,264
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related parties	Related parties	Related parties	Related parties
Operating lease right-of-use assets	¥ 137,047	$ 18,775	¥ 158,832
Total non-current assets	10,751,868	1,473,000	8,972,154
Total assets	17,592,654	2,410,184	15,070,278
Current liabilities:
Accounts payable	1,877,004	257,149	1,805,083
Short-term borrowings	2,225,765	304,928	1,110,896
Amounts due to related parties	1,584,199	217,034	931,906
Current operating lease liabilities	¥ 61,258	$ 8,392	¥ 78,659
Other Liability, Current, Related Party [Extensible Enumeration]	Related parties	Related parties	Related parties	Related parties
Total current liabilities	¥ 9,159,435	$ 1,254,837	¥ 6,828,590
Non-current liabilities:
Long-term borrowings	1,660,584	227,499	100,000
Non-current operating lease liabilities	65,755	9,008	78,347
Total non-current liabilities	2,927,899	401,121	995,784
Total liabilities	12,087,334	1,655,958	7,824,374
Related parties
Current liabilities:
Short-term borrowings	1,509,522	206,803	863,223
Non-current liabilities:
Long-term borrowings	309,612	42,417	40,069
Other liabilities	309,612	42,417	40,069
Non-related parties
Non-current liabilities:
Other liabilities	790,271	108,267	634,803
Variable interest entities
Current assets:
Cash and cash equivalents	1,167,677	159,971	900,262
Restricted cash	45,500	6,233	89,981
Accounts receivable, net of allowance for credit losses of RMB20,606 and RMBXX (US$XX) as of December 31, 2023 and 2024, respectively	1,044,659	143,118	1,127,936
Allowanace for doubtful debt on accounts receivable current	43,103	5,958	20,606
Prepayments and other assets	1,320,306	180,881	1,067,695
Total current assets	7,202,605	986,753	4,660,540
Non-current assets:
Property and equipment, net	4,534,518	621,226	2,053,109
Intangible assets, net	74,107	10,153	61,604
Prepayments and other assets	448,922	61,502	870,630
Goodwill	48,815	6,688	48,815
Equity investments	166,114	22,758	166,114
Amounts due from related parties	¥ 0	$ 0	¥ 56,036
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party [Extensible Enumeration]	Related parties	Related parties	Related parties	Related parties
Operating lease right-of-use assets	¥ 94,952	$ 13,008	¥ 125,804
Total non-current assets	5,367,428	735,335	3,382,112
Total assets	12,570,033	1,722,088	8,042,652
Current liabilities:
Accounts payable	1,710,737	234,370	1,646,804
Accrued expenses and other liabilities	1,490,594	204,211	1,003,831
Short-term borrowings	2,166,265	296,777	1,110,896
Amounts due to related parties	1,504,654	206,137	902,154
Current operating lease liabilities	¥ 40,329	$ 5,525	¥ 63,830
Other Liability, Current, Related Party [Extensible Enumeration]	Related parties	Related parties	Related parties	Related parties
Total current liabilities	¥ 10,864,244	$ 1,488,396	¥ 8,885,057
Non-current liabilities:
Long-term borrowings	1,660,584	227,499	100,000
Non-current operating lease liabilities	49,352	6,761	64,466
Total non-current liabilities	12,008,282	1,645,128	7,643,155
Total liabilities	22,872,526	3,133,524	16,528,212
Variable interest entities | Related parties
Non-current liabilities:
Other liabilities	309,612	42,417	40,069
Variable interest entities | Related parties
Current assets:
Amounts due from	266,392	36,496	182,484
Current liabilities:
Amounts due to related parties	1,504,654	206,137	902,154
Non-current liabilities:
Other liabilities	309,612	42,417	40,069
Variable interest entities | Subsidiaries of the Group
Current assets:
Amounts due from	3,358,071	460,054	1,292,182
Current liabilities:
Amounts due to related parties	3,951,665	541,376	4,157,542
Non-current liabilities:
Other liabilities	9,267,652	1,269,663	7,023,253
Variable interest entities | Non-related parties
Non-current liabilities:
Other liabilities	¥ 721,082	$ 98,788	¥ 415,367